Income Taxes - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Income Taxes [Line Items]
Income tax expense (benefit)	$ 38,145	$ 10,299	$ (1,320)	$ 167,654	$ 21,748	$ 27,631	$ (13,847)	$ 28,693	$ 214,778	$ 64,225	$ 116,051
Effective income tax rate									43.00%	18.40%	28.50%
U.S. federal statutory rate (percent)									22.40%	35.00%	35.00%
Blended U.S. statutory federal income tax rate									22.40%
Impact resulting from favorable mix of earnings in jurisdictions with lower effective tax rates, amount										$ 32,000
Repatriation of foreign earnings, amount										18,600
Change in valuation allowance									$ 9,239	9,624
Reassessment of tax liabilities									12,552	5,553	$ 2,387
Deduction related to subsidiaries									0	0	6,788
Impact of US Tax Act									143,359	0	0
Charge related to re-measurement of deferred tax assets and liabilities									95,600
One-time U.S. transition tax on undistributed foreign earnings									37,500
Tax benefit related to provisional amount on re-measurement of deferred tax assets and liabilities									(10,300)
Foreign net operating loss carryforwards	52,327				59,157				52,327	59,157
Undistributed earnings of foreign subsidiaries					264,000					264,000
Deferred tax expense related to foreign and state tax costs	10,300								10,300
Unrecognized tax benefits	26,594				33,786				26,594	33,786	29,053
Unrecognized tax benefits that would impact effective tax rate	24,200				28,100				24,200	28,100
Significant change in unrecognized tax benefits is reasonably possible, maximum	1,200								1,200
Valuation Allowance of Deferred Tax Assets [Member]
Income Taxes [Line Items]
Change / (Release)									(16,242)	(19,301)	$ (2,514)
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Foreign net operating loss carryforwards	51,400								51,400
Foreign operating loss	192,400								192,400
Deferred tax assets, subject to expiration	91,400								91,400
Deferred tax assets, not subject to expiration	101,000								101,000
Penalties and interest accrued	$ 2,700				$ 2,500				2,700	2,500
Foreign Tax Authority [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Income Taxes [Line Items]
Change / (Release)									(16,242)
Domestic Tax Authority [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Income Taxes [Line Items]
Change / (Release)									$ 0	$ 0